MARKETABLE SECURITIES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale financial assets [abstract]
Unrealized gain/(loss) on mark-to-market	$ 0	$ (12,160)	$ 12,160